Retirement Benefit Obligations - Summary of Scheme Assets (Detail) - Plan assets [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	€ 2,622	€ 2,556
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	1,184	1,116
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	781	804
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	448	453
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	€ 209	€ 183